Analysis of Financial Assets and Liabilities by Measurement Basis - Carrying Amounts of Financial Assets and Liabilities by Category and Line Item (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financial assets:
Cash and deposits with banks	¥ 76,465,511	¥ 75,697,521	¥ 73,090,816
Call loans and bills bought	5,684,812	1,965,135
Reverse repurchase agreements and cash collateral on securities borrowed	11,024,084	11,303,930
Trading assets	4,585,915	3,736,296
Derivative financial instruments	8,649,947	6,443,748
Financial assets at fair value through profit or loss	1,488,239	1,695,585
Investment securities	27,595,598	32,749,405
Loans and advances	111,891,134	104,635,815
Other financial assets	5,360,634	5,309,839
Total	252,745,874	243,537,274
Financial liabilities:
Deposits	172,927,810	162,593,492
Call money and bills sold	2,569,056	1,130,000
Repurchase agreements and cash collateral on securities lent	17,786,026	20,113,162
Trading liabilities	3,291,089	3,181,992
Derivative financial instruments	10,496,855	6,966,336
Financial liabilities designated at fair value through profit or loss	414,106	455,734
Borrowings	15,371,801	20,584,651
Debt securities in issue	11,984,994	11,428,437
Other financial liabilities	8,522,212	7,809,677
Total	243,363,949	234,263,481
Financial Assets and Liabilities at fair value through profit or loss [member]
Financial assets:
Trading assets	4,585,915	3,736,296
Derivative financial instruments	8,649,947	6,443,748
Financial assets at fair value through profit or loss	1,488,239	1,695,585
Total	14,724,101	11,875,629
Financial liabilities:
Deposits	(12,641)	(8,569)
Trading liabilities	3,291,089	3,181,992
Derivative financial instruments	10,496,855	6,966,336
Financial liabilities designated at fair value through profit or loss	414,106	455,734
Borrowings	(822)	(138)
Debt securities in issue	1,525	5,721
Other financial liabilities		851
Total	14,190,112	10,601,927
Financial Assets and Liabilities at Amortized Cost [member]
Financial assets:
Cash and deposits with banks	76,465,511	75,697,521
Call loans and bills bought	5,684,812	1,965,135
Reverse repurchase agreements and cash collateral on securities borrowed	11,024,084	11,303,930
Investment securities	235,567	83,954
Loans and advances	111,891,134	104,635,815
Other financial assets	5,360,634	5,309,839
Total	210,661,742	198,996,194
Financial liabilities:
Deposits	172,940,451	162,602,061
Call money and bills sold	2,569,056	1,130,000
Repurchase agreements and cash collateral on securities lent	17,786,026	20,113,162
Borrowings	15,372,623	20,584,789
Debt securities in issue	11,983,469	11,422,716
Other financial liabilities	8,522,212	7,808,826
Total	229,173,837	223,661,554
Debt instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	22,811,423	28,066,966
Total	22,811,423	28,066,966
Equity instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	4,548,608	4,598,485
Total	¥ 4,548,608	¥ 4,598,485